Consolidated Statement Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income (loss)	$ 52	$ 263	$ (147)
Add (deduct) adjustments to reconcile net income (loss) to net cash flows from operating activities
Depreciation, amortization and accretion	850	844	837
Bad debts expense	102	112	108
Stock-based compensation expense	42	40	36
Deferred income taxes, net	22	71	72
Equity in earnings of unconsolidated entities	(140)	(140)	(132)
Distributions from unconsolidated entities	93	60	112
Loss on impairment of assets			88
(Gain) loss on asset disposals, net	27	22	27
(Gain) loss on sale of business and other exit costs, net	(1)	(136)	(16)
(Gain) loss on license sales and exchanges, net	(20)	(147)	(113)
Noncash interest expense	3	3	2
Other operating activities	(3)	(1)	(1)
Changes in assets and liabilities from operations
Accounts receivable	(23)	(120)	18
Equipment installment plans receivable	(246)	(134)	(189)
Inventory	4	115	(29)
Accounts payable	36	7	(117)
Customer deposits and deferred revenues	(52)	(36)	34
Accrued taxes	60	38	(123)
Accrued interest	(1)	4	1
Other assets and liabilities	(23)	(75)	(73)
Net cash provided by operating activities	782	790	395
Cash flows from investing activities
Cash paid for additions to property, plant and equipment	(636)	(801)	(799)
Cash paid for acquisitions and licenses	(53)	(287)	(295)
Cash received (paid) from divestitures and exchanges	21	343	188
Cash received for investments			50
Federal Communications Commission deposit	(143)		(60)
Other investing activities	3	7	6
Net cash used in investing activities	(808)	(738)	(910)
Cash flows from financing activities
Issuance of long-term debt	2	525	275
Repayment of long-term debt	(12)	(1)	(1)
Repayment of borrowing under revolving credit facility			(150)
Borrowing under revolving credit facility			150
TDS Common Shares reissued for benefit plans, net of tax payments	9	13	(2)
U.S. Cellular Common Shares reissued for benefit plans, net of tax payments	6	2	1
Repurchase of TDS Common Shares	(3)		(39)
Repurchase of U.S. Cellular Common Shares	(5)	(6)	(19)
Dividends paid to TDS shareholders	(65)	(61)	(58)
Payment of debt issuance costs	(4)	(13)	(10)
Distributions to noncontrolling interests	(1)	(6)	(1)
Payments to acquire additional interest in subsidiaries		(4)
Other financing activities	14	12	11
Net cash provided by (used in) financing activities	(59)	461	157
Net increase (decrease) in cash and cash equivalents	(85)	513	(358)
Cash and cash equivalents
Beginning of period	985	472	830
End of period	$ 900	$ 985	$ 472